UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund:  BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$3,605	$4,171,093
Alaska — 1.7%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	2,000	2,008,660
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	3,078,275
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	12,047,745

		17,134,680
Arizona — 0.4%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	190	193,179
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,445,568

		3,638,747
Arkansas — 0.1%
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	1,110	1,234,054
California — 14.8%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24	10,000	10,961,000
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,790,777
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,807,872
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	2,965	3,325,485
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	795	809,207

Municipal Bonds	Par (000)	Value
California (continued)
California State University, RB, Systemwide, Series A, 5.50%, 11/01/39	$1,525	$1,760,933
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	3,545	3,797,652
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,453,271
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/47	4,000	4,311,800
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC), 0.00%, 8/01/36 (a)	7,790	2,738,497
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	2,091,083
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	12,821,694
Series A-1, 5.75%, 3/01/34	2,300	2,630,694
Coast Community College District, GO, Election of 2002, Series C (AGM), 0.00%, 8/01/33 (a)	8,100	3,112,830
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (b)	10,780	11,617,067
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/41	10,000	10,973,300
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,219,881
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/34 (a)	5,000	1,693,000
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/40	4,200	4,648,560
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (a)	5,110	2,625,314
Long Beach Unified School District, GO, Election of 2008, Series B, 0.00%, 8/01/34 (a)	5,000	2,233,450

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	$1,200	$1,313,640
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (c)	3,975	2,692,108
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (a)	7,620	2,725,979
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,763,250
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B (a):
0.00%, 8/01/35	7,820	3,363,226
0.00%, 8/01/36	10,000	4,057,200
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (a):
0.00%, 8/01/37	8,000	3,164,400
0.00%, 8/01/38	12,940	4,910,471
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,165	2,280,221
San Diego California Unified School District, GO, CAB, Election of 2008, Series G (a):
0.00%, 7/01/34	1,860	765,706
0.00%, 7/01/35	1,970	760,518
0.00%, 7/01/36	2,960	1,075,309
0.00%, 7/01/37	1,975	675,371
San Diego California Unified School District, GO, Refunding, CAB, Election of 2008, Series R-1, 0.00%, 7/01/31 (a)	3,485	1,860,328
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	2,037,366
5.00%, 8/01/38	1,600	1,791,264
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,700	3,020,949
5.00%, 10/01/41	2,555	2,862,392
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,042
Municipal Bonds	Par (000)	Value
California (concluded)
State of California Public Works Board, LRB:
Judicial Council Projects, Series A, 5.00%, 3/01/38	$1,940	$2,149,054
Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,623,229
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (a)	6,545	2,628,472
West Valley-Mission Community College District, GO:
5.00%, 8/01/16 (b)	3,025	3,203,082
5.00%, 8/01/30	575	606,343

		150,763,287
Colorado — 0.8%
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	7,120	7,924,631
Florida — 11.5%
City of Lakeland Florida, RB, Regional Health, 5.00%, 11/15/40	4,535	4,899,160
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	13,100	14,441,309
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	2,250	2,511,247
County of Collier Florida School Board, COP, (AGM), 5.00%, 2/15/16 (b)	5,000	5,188,000
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	2,044,892
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	3,021,304
5.38%, 10/01/32	3,440	3,778,806
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	6,917,280
Series B-1, 5.75%, 7/01/33	3,700	4,186,772
County of Miami-Dade Florida, RB:
Seaport, 6.00%, 10/01/30	1,820	2,214,467
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	2,800	3,068,884
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series C (BHAC), 6.00%, 10/01/23	20,095	23,154,866

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB, Series B, AMT:
Seaport, Series A, 6.00%, 10/01/38	$5,695	$6,872,954
Seaport, 6.25%, 10/01/38	1,165	1,431,203
Seaport, 6.00%, 10/01/42	1,865	2,246,169
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	530	587,028
Miami International Airport, Series A (AGM), 5.50%, 10/01/41	19,020	21,257,893
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	3,100	3,543,021
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,729,787

		117,095,042
Georgia — 1.1%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	6,450	7,009,860
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,405	1,614,809
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/31	540	594,626
5.00%, 4/01/33	395	432,754
5.00%, 4/01/44	1,775	1,922,236

		11,574,285
Hawaii — 0.4%
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 8/01/27	2,000	2,243,660

Municipal Bonds	Par (000)	Value
Hawaii (concluded)
State of Hawaii Department of Transportation, COP, AMT (concluded):
5.00%, 8/01/28	$1,775	$1,972,274

		4,215,934
Illinois — 21.8%
City of Chicago Illinois, GARB, 3rd Lien:
O’Hare International Airport, Series B-2, AMT (NPFGC), 5.25%, 1/01/27	8,530	8,561,049
O’Hare International Airport, Series A, 5.75%, 1/01/39	9,000	10,256,400
O’Hare International Airport, Series B-2, AMT (NPFGC), 6.00%, 1/01/27	1,695	1,703,017
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/34	2,000	1,943,120
5.00%, 1/01/35	9,280	8,930,794
5.00%, 1/01/36	4,245	4,050,027
Project, 5.25%, 1/01/33	11,065	11,102,400
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT:
3rd Lien, Series C-2 (AGM), 5.25%, 1/01/30	13,240	13,259,463
Series B, 5.00%, 1/01/31	2,425	2,630,567
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	4,190	4,435,450
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	3,500	3,668,910
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	3,035	3,313,431
City of Chicago Illinois Park District, GO, Harbor Facilities Revenue, Series C:
5.25%, 1/01/37	4,000	4,303,680
5.25%, 1/01/40	1,505	1,614,489
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,792,449
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,608,118

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	$775	$850,795
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	8,700	10,181,610
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	6,060,232
Silver Cross Hospital And Medical Centers, 4.13%, 8/15/37	1,965	1,867,182
Silver Cross Hospital And Medical Centers, 5.00%, 8/15/44	1,965	2,113,868
Illinois Municipal Electric Agency, RB, Series A (NPFGC) (b):
5.00%, 2/01/17	17,935	19,288,375
5.25%, 2/01/17	15,000	16,197,150
Illinois State Toll Highway Authority, RB, Series B:
5.50%, 1/01/33	4,000	4,387,240
(BHAC), 5.50%, 1/01/33	2,000	2,200,220
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Explosion Project, Series A (NPFGC) (a):
0.00%, 12/15/26	8,500	5,546,590
0.00%, 6/15/32	14,000	6,688,780
0.00%, 12/15/33	20,000	8,827,200
0.00%, 12/15/34	41,880	17,453,909
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (a)	9,430	2,395,974
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	2,002,345
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	865	1,007,803
State of Illinois, GO:
5.25%, 7/01/29	3,160	3,405,374
5.25%, 2/01/33	5,860	6,244,475
5.50%, 7/01/33	2,235	2,468,178
5.25%, 2/01/34	5,360	5,699,663
5.50%, 7/01/38	1,200	1,319,928
Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, GO (concluded):
5.00%, 2/01/39	$7,500	$7,757,325
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	2,580	2,859,646

		221,997,226
Indiana — 3.2%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 8/15/27	5,000	5,481,150
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,322,704
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	1,400	1,491,140
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	2,425	2,593,319
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	3,850	4,056,861
Series B, 6.00%, 1/01/39	5,000	5,750,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,314,903
(AGC), 5.25%, 1/01/29	1,350	1,519,236
(AGC), 5.50%, 1/01/38	4,250	4,823,665

		32,352,978
Iowa — 2.8%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	12,650	14,405,061
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	3,365	3,640,526
5.70%, 12/01/27	3,360	3,613,915
5.75%, 12/01/28	1,775	1,908,462
5.80%, 12/01/29	2,270	2,438,616

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (concluded):
5.85%, 12/01/30	$2,355	$2,531,861

		28,538,441
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,000	1,113,730
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/39 (c)	8,225	5,732,661
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,520,360

		11,366,751
Louisiana — 1.2%
City of New Orleans Louisiana Aviation Board, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	6,405	6,875,767
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	4,825	5,261,084

		12,136,851
Massachusetts — 1.0%
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,437,343
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	3,100	3,217,986
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	3,495	3,927,366

		10,582,695
Michigan — 7.7%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,075	1,178,641
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	5,000	5,116,750
Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	$3,185	$3,720,621
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	16,100	17,858,603
State of Michigan, RB, GAB (AGM):
5.25%, 9/15/22	10,000	11,019,800
5.25%, 9/15/26	6,650	7,312,340
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,125	3,605,969
Series I (AGC), 5.25%, 10/15/24	1,750	2,021,093
Series I (AGC), 5.25%, 10/15/25	3,250	3,741,335
Series I-A, 5.38%, 10/15/36	2,075	2,401,875
Series I-A, 5.38%, 10/15/41	1,900	2,194,424
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,984,780
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	2,065	2,184,212
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,570,200
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/39	1,080	1,196,176

		78,106,819
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,392,595
Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	6,825	7,633,694
Nevada — 1.1%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,594,295
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	2,000	2,240,480

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (concluded):
(AGM), 5.25%, 7/01/39	$5,170	$5,817,026

		10,651,801
New Jersey — 8.0%
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	1,930	2,125,509
School Facilities Construction, Series UU, 5.00%, 6/15/34	1,620	1,711,028
School Facilities Construction, Series UU, 5.00%, 6/15/40	4,015	4,178,932
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	4,920	5,441,225
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	6,325	7,291,966
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	1,959,975
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/26	2,245	2,467,929
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	1,250	1,390,175
5.50%, 12/01/26	1,800	1,992,492
5.75%, 12/01/28	200	220,882
5.88%, 12/01/33	6,895	7,640,970
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	3,360	3,431,198
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (a)	18,525	6,609,349
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25 (a)	10,000	6,810,100
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,441,247
Transportation Program, Series AA, 5.00%, 6/15/38	4,990	5,205,169
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	$4,000	$4,774,280
Transportation System, Series AA, 5.50%, 6/15/39	5,725	6,232,579
Transportation System, Series B, 5.00%, 6/15/42	7,550	7,798,697

		81,723,702
New York — 1.9%
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	8,305,455
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,803,500
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,920	2,208,480
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,675,100

		18,992,535
Ohio — 2.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,736,380
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	12,753,027
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	1,950	2,238,151
5.25%, 2/15/33	2,730	3,127,297

		21,854,855
Pennsylvania — 4.3%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	3,305	3,589,858
Pennsylvania Economic Development Financing Authority, RB, AMT, Pennsylvania Bridges Finco LP:
5.00%, 12/31/34 (d)	7,115	7,736,993
5.00%, 12/31/38	5,850	6,317,649

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	$11,685	$12,942,657
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	1,979,480
Series C, 5.50%, 12/01/33	1,565	1,843,617
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,453,460
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	3,045,015

		43,908,729
South Carolina — 2.6%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,361,292
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	11,450	13,065,709
Series E, 5.50%, 12/01/53	2,025	2,305,706
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	5,870	6,499,205

		26,231,912
Texas — 15.8%
Central Texas Turnpike System, Refunding RB, 2nd Tier, Series C, 5.00%, 8/15/34	1,780	1,951,645
City of Houston Texas Utility System, Refunding RB:
Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	5,700	6,752,505
Combined 1st Lien, Series A (AGC), 5.38%, 11/15/38	3,650	4,150,963
Series A (AGM), 5.00%, 11/15/36	10,000	10,868,300
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	1,450	1,613,140
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (a)	5,810	2,241,672
Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	$2,095	$2,406,673
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/18 (b)	10,000	11,505,200
Dallas-Fort Worth International Airport, ARB:
Joint Improvement, Series D, AMT, 5.00%, 11/01/38	12,580	13,510,039
Series F, 5.00%, 11/01/35	5,000	5,430,800
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	2,745	3,161,005
Grand Prairie ISD, GO, Refunding, 0.00%, 8/15/28 (a)	10,000	4,890,000
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,611,900
Leander ISD, GO, CAB, Refunding, Series D, 0.00%, 8/15/38 (a)	9,685	3,498,028
North Texas Tollway Authority, RB, Series B, 0.00%, 9/01/43 (a)	36,000	8,031,600
North Texas Tollway Authority, Refunding RB, System:
1st Tier Series A, 6.00%, 1/01/28	6,275	7,284,208
1st Tier Series B (NPFGC), 5.75%, 1/01/40	10,000	11,074,500
Series A (NPFGC), 5.13%, 1/01/28	20,000	21,725,200
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (a):
0.00%, 9/15/35	680	268,750
0.00%, 9/15/36	12,195	4,545,564
0.00%, 9/15/37	8,730	3,060,302
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	1,665	1,823,808
5.00%, 12/15/32	5,565	6,072,472

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	$13,435	$14,712,265

		161,190,539
Utah — 1.8%
Utah Transit Authority, Refunding RB, CAB (a):
Sub-Series A (AGC), 0.00%, 6/15/20	10,000	8,489,700
Sub-Series A (NPFGC), 0.00%, 6/15/24	13,930	9,687,340

		18,177,040
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	440	444,158
Washington — 1.0%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	1,078,390
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	3,035,078
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,205,950

		10,319,418
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	4,164,964
Total Municipal Bonds — 110.5%		1,124,519,456

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 1.5%
Arizona School Facilities Board, COP, (AGC), 5.13%, 9/01/21 (f)	10,000	11,132,600
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	$3,500	$3,805,865

		14,938,465
California — 7.7%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (f)	7,996	8,812,044
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	18,435	19,749,212
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	22,058,600
County of Alameda California Joint Powers Authority, Refunding LRB, (AGM), 5.00%, 12/01/34	6,990	7,628,676
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	9,370	10,299,504
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series C, 6.00%, 8/01/33	5,248	6,309,377
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,207,596
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,615,549

		78,680,558
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	2,469	2,813,836
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,019	5,392,675
District of Columbia — 2.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,595	3,031,574
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (f)	4,277	4,987,359

8	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, RB, Series B, AMT, 5.00%, 10/01/32	$10,000	$10,554,200
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,667,897

		26,241,030
Florida — 6.5%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (f)	3,300	3,565,188
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,400	5,774,328
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,840	5,367,802
County of Miami-Dade Florida Transit System, RB (Syncora), 5.00%, 7/01/31	19,800	20,681,496
County of Miami-Dade Florida Water & Sewer System, (AGM), 5.00%, 10/01/39	11,702	13,238,184
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,013	13,473,324
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	3,299	3,583,982

		65,684,304
Georgia — 1.1%
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	10,749,072
Illinois — 2.7%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,276,200
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	719	763,905
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	3,499	3,911,351
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	11,630,300
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (concluded)
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	$5,836	$6,411,153

		26,992,909
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,814,476
Louisiana — 1.0%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	10,000	10,465,800
Nevada — 0.6%
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	4,813	5,627,766
5.50%, 7/01/29	510	591,867

		6,219,633
New Jersey — 1.7%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,406,500
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	4,961	5,228,637

		17,635,137
New York — 7.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	15,521	17,282,180
Series DD, 5.00%, 6/15/37	17,567	19,319,190
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	4,740	5,394,310
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	9,850	11,289,577

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	$14,280	$15,929,911
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	5,180	5,333,173
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	5,087,655

		79,635,996
North Carolina — 0.7%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	7,080	7,315,233
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	4,990	5,298,781
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	1,520	1,710,152

		7,008,933
South Carolina — 0.2%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	2,503	2,547,792
Texas — 5.0%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,799	1,983,667
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (f)	8,868	9,549,987
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	14,102,476
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/33	10,000	10,679,700
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (f)	3,500	3,812,515
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Texas (concluded)
Texas State University Systems, Refunding RB, 5.25%, 3/15/26	$10,000	$11,214,600

		51,342,945
Virginia — 0.4%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,944	4,363,412
Washington — 4.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/34	17,000	18,473,497
County of King Washington, RB, (AGM), 5.00%, 7/01/37	15,785	17,219,042
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, 5.00%, 10/01/38	8,205	9,521,820

		45,214,359
Wisconsin — 2.8%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,780	17,296,147
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	2,490	2,730,434
Series C, 5.25%, 4/01/39 (f)	7,459	8,149,870

		28,176,451
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.9%		498,233,016
Total Long-Term Investments (Cost — $1,480,989,599) — 159.4%		1,622,752,472

Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.02% (g)(h)	5,062,199	5,062,199
Total Short-Term Securities (Cost — $5,062,199) — 0.5%		5,062,199

10	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Total Investments (Cost — $1,486,051,798*) — 159.9%	1,627,814,671
Other Assets Less Liabilities — 1.3%	12,955,715
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.2%)	(266,360,935)
VRDP Shares, at Liquidation Value — (35.0%)	(356,400,000)

Net Assets Applicable to Common Shares — 100.0%	$1,018,009,451

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,224,435,167

Gross unrealized appreciation	$143,964,568
Gross unrealized depreciation	(6,888,066)

Net unrealized appreciation	$137,076,502

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Citigroup Global Markets, Inc.	$3,167,602	$(14,084)

(e)	Represent bonds transferred to a TOB Trust. In exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029, is $ 37,542,642.

(g)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
FFI Institutional Tax-Exempt Fund	7,872,927	(2,810,728)	5,062,199	$5,868

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(606)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$77,795,250	$(684,892)
(415)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$49,855,117	(451,266)
Total					$(1,136,158)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

12	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,622,752,472	—	$1,622,752,472
Short-Term Securities	$5,062,199	—	—	5,062,199

Total	$5,062,199	$1,622,752,472	—	$1,627,814,671

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,136,158)	—	—	$(1,136,158)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,252,000	—	—	$1,252,000
Liabilities:
TOB Trust Certificates	—	$(266,303,002)	—	$(266,303,002)
VRDP Shares	—	(356,400,000)	—	(356,400,000)

Total	$1,252,000	$(622,703,002)	—	$(621,451,002)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2015	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 22, 2015